Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Hartford Mutual Funds II Inc
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	NOVEMBER 27, 2024SUPPLEMENT TO HARTFORD SCHRODERS FUNDS PROSPECTUS
		DATED MARCH 1, 2024, AS SUPPLEMENTED TO DATEThis Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.(1) Effective immediately, Hartford Schroders Emerging Markets Equity Fund’s contractual investment management fee will be reduced and the contractual arrangement that limits the amount of the transfer agency fee applicable to the Hartford Schroders Emerging Markets Equity Fund’s Class A shares will terminate. Accordingly, effective immediately, under the heading “Hartford Schroders Emerging Markets Equity Fund Summary Section - Your Expenses” in the above referenced Statutory Prospectus, the Annual Fund Operating Expenses table and the footnotes attached thereto, as well as the expense example, are deleted in their entirety and replaced with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):Share ClassesACIR3R4R5YFSDRManagement fees0.91%0.91%0.91%0.91%0.91%0.91%0.91%0.91%0.91%Distribution and service (12b-1) fees0.25%1.00%None0.50%0.25%NoneNoneNoneNoneOther expenses0.23%0.16%0.23%0.27%0.20%0.17%0.16%0.05%0.05%Total annual fund operating expenses1.39%2.07%1.14%1.68%1.36%1.08%1.07%0.96%0.96%(1)Investments of $1 million or more will not be subject to a front-end sales charge, but may be subject to a 1.00% contingent deferred sales charge.(2)“Management fees” have been restated to reflect the reduction of the contractual investment management fee effective November 27, 2024.(3)“Other expenses” for Classes A, R3, R4, and R5 have been restated to reflect the estimated transfer agency fees for the current fiscal year. ”Other expenses” have been restated to reflect current fees for Classes C, I, Y, F and SDR.Example. The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as shown below, redeem all of your shares at the end of those periods. The example also assumes that:●Your investment has a 5% return each year ●The Fund’s operating expenses remain the same ●You reinvest all dividends and distributions.Although your actual costs may be higher or lower, based on these assumptions your costs would be:Share ClassesYear 1Year 3Year 5Year 10A$684$966$1,269$2,127C$310$649$1,114$2,400I$116$362$628$1,386R3$171$530$913$1,987R4$138$431$745$1,635R5$110$343$595$1,317Y$109$340$590$1,306F$98$306$531$1,178SDR$98$306$531$1,178If you did not redeem your shares:C$210$649$1,114$2,400
Hartford Schroders Emerging Markets Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	NOVEMBER 27, 2024SUPPLEMENT TO HARTFORD SCHRODERS FUNDS PROSPECTUS
		DATED MARCH 1, 2024, AS SUPPLEMENTED TO DATEThis Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.(1) Effective immediately, Hartford Schroders Emerging Markets Equity Fund’s contractual investment management fee will be reduced and the contractual arrangement that limits the amount of the transfer agency fee applicable to the Hartford Schroders Emerging Markets Equity Fund’s Class A shares will terminate. Accordingly, effective immediately, under the heading “Hartford Schroders Emerging Markets Equity Fund Summary Section - Your Expenses” in the above referenced Statutory Prospectus, the Annual Fund Operating Expenses table and the footnotes attached thereto, as well as the expense example, are deleted in their entirety and replaced with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):Share ClassesACIR3R4R5YFSDRManagement fees0.91%0.91%0.91%0.91%0.91%0.91%0.91%0.91%0.91%Distribution and service (12b-1) fees0.25%1.00%None0.50%0.25%NoneNoneNoneNoneOther expenses0.23%0.16%0.23%0.27%0.20%0.17%0.16%0.05%0.05%Total annual fund operating expenses1.39%2.07%1.14%1.68%1.36%1.08%1.07%0.96%0.96%(1)Investments of $1 million or more will not be subject to a front-end sales charge, but may be subject to a 1.00% contingent deferred sales charge.(2)“Management fees” have been restated to reflect the reduction of the contractual investment management fee effective November 27, 2024.(3)“Other expenses” for Classes A, R3, R4, and R5 have been restated to reflect the estimated transfer agency fees for the current fiscal year. ”Other expenses” have been restated to reflect current fees for Classes C, I, Y, F and SDR.Example. The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as shown below, redeem all of your shares at the end of those periods. The example also assumes that:●Your investment has a 5% return each year ●The Fund’s operating expenses remain the same ●You reinvest all dividends and distributions.Although your actual costs may be higher or lower, based on these assumptions your costs would be:Share ClassesYear 1Year 3Year 5Year 10A$684$966$1,269$2,127C$310$649$1,114$2,400I$116$362$628$1,386R3$171$530$913$1,987R4$138$431$745$1,635R5$110$343$595$1,317Y$109$340$590$1,306F$98$306$531$1,178SDR$98$306$531$1,178If you did not redeem your shares:C$210$649$1,114$2,400
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more will not be subject to a front-end sales charge, but may be subject to a 1.00% contingent deferred sales charge.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Management fees” have been restated to reflect the reduction of the contractual investment management fee effective November 27, 2024.“Other expenses” for Classes A, R3, R4, and R5 have been restated to reflect the estimated transfer agency fees for the current fiscal year. ”Other expenses” have been restated to reflect current fees for Classes C, I, Y, F and SDR.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as shown below, redeem all of your shares at the end of those periods. The example also assumes that:●Your investment has a 5% return each year ●The Fund’s operating expenses remain the same ●You reinvest all dividends and distributions.Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you did not redeem your shares:
Hartford Schroders Emerging Markets Equity Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.91%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.23%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.39%
Year 1	rr_ExpenseExampleYear01	$ 684
Year 3	rr_ExpenseExampleYear03	966
Year 5	rr_ExpenseExampleYear05	1,269
Year 10	rr_ExpenseExampleYear10	$ 2,127
Hartford Schroders Emerging Markets Equity Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.91%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.07%
Year 1	rr_ExpenseExampleYear01	$ 310
Year 3	rr_ExpenseExampleYear03	649
Year 5	rr_ExpenseExampleYear05	1,114
Year 10	rr_ExpenseExampleYear10	2,400
Year 1	rr_ExpenseExampleNoRedemptionYear01	210
Year 3	rr_ExpenseExampleNoRedemptionYear03	649
Year 5	rr_ExpenseExampleNoRedemptionYear05	1,114
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 2,400
Hartford Schroders Emerging Markets Equity Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.91%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.14%
Year 1	rr_ExpenseExampleYear01	$ 116
Year 3	rr_ExpenseExampleYear03	362
Year 5	rr_ExpenseExampleYear05	628
Year 10	rr_ExpenseExampleYear10	$ 1,386
Hartford Schroders Emerging Markets Equity Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.91%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.27%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.68%
Year 1	rr_ExpenseExampleYear01	$ 171
Year 3	rr_ExpenseExampleYear03	530
Year 5	rr_ExpenseExampleYear05	913
Year 10	rr_ExpenseExampleYear10	$ 1,987
Hartford Schroders Emerging Markets Equity Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.91%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.20%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.36%
Year 1	rr_ExpenseExampleYear01	$ 138
Year 3	rr_ExpenseExampleYear03	431
Year 5	rr_ExpenseExampleYear05	745
Year 10	rr_ExpenseExampleYear10	$ 1,635
Hartford Schroders Emerging Markets Equity Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.91%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.08%
Year 1	rr_ExpenseExampleYear01	$ 110
Year 3	rr_ExpenseExampleYear03	343
Year 5	rr_ExpenseExampleYear05	595
Year 10	rr_ExpenseExampleYear10	$ 1,317
Hartford Schroders Emerging Markets Equity Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.91%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.07%
Year 1	rr_ExpenseExampleYear01	$ 109
Year 3	rr_ExpenseExampleYear03	340
Year 5	rr_ExpenseExampleYear05	590
Year 10	rr_ExpenseExampleYear10	$ 1,306
Hartford Schroders Emerging Markets Equity Fund | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.91%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
Year 1	rr_ExpenseExampleYear01	$ 98
Year 3	rr_ExpenseExampleYear03	306
Year 5	rr_ExpenseExampleYear05	531
Year 10	rr_ExpenseExampleYear10	$ 1,178
Hartford Schroders Emerging Markets Equity Fund | Class SDR
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.91%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
Year 1	rr_ExpenseExampleYear01	$ 98
Year 3	rr_ExpenseExampleYear03	306
Year 5	rr_ExpenseExampleYear05	531
Year 10	rr_ExpenseExampleYear10	$ 1,178

[1]	“Management fees” have been restated to reflect the reduction of the contractual investment management fee effective November 27, 2024.
[2]	“Other expenses” for Classes A, R3, R4, and R5 have been restated to reflect the estimated transfer agency fees for the current fiscal year. ”Other expenses” have been restated to reflect current fees for Classes C, I, Y, F and SDR.